Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	2.73
Maximum Aggregate Offering Price	$ 5,460,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 754.03
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall be deemed to also cover any additional shares of common stock, par value $0.001 per share (the "Common Stock"), of CervoMed Inc. (the "Registrant") that becomes issuable with respect to the securities identified in the above table, by reason of any stock splits, stock dividend, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other similar transactions. (2) Represents 2,000,000 shares of Common Stock of the Registrant reserved and available for future issuance under the Registrant's 2025 Equity Incentive Plan, as amended by Amendment No. 1 to the 2025 Equity Incentive Plan (the "2025 Plan"). (3) This calculation is made solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The offering price per share and the aggregate offering price are based on $2.73 per share, the average of the high and low prices of a share of Common Stock as reported on the Nasdaq Stock Market LLC on August 4, 2026.